Liquidity and Management's Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liquidity And Managements Plans
Accumulated deficit	$ 16,314,087	$ 14,954,750
Cash	1,125,921	$ 689,946	$ 1,117,118
Alternative net capital requirement, per month	88,000
Proceeds from issuance of convertible notes and warrants	2,392,473
Financing costs	$ 317,527